Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Entity Central Index Key	0001161611
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	ALUMINUM CORP OF CHINA LTD
Title of 12(b) Security	American Depositary Shares*
Trading Symbol	ACH
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Domestic Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	13,078,706,983
H Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,943,965,968